AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 10, 2011

REGISTRATION NO. 333-65131 & 811-6298

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                                PRE-EFFECTIVE AMENDMENT NO.                                                        [_]

                                                           POST-EFFECTIVE AMENDMENT NO. 17                                                       [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                                         AMENDMENT NO. 30                                                                          [X]

TFLIC SEPARATE ACCOUNT B

(Exact Name of Registrant)

Transamerica Financial Life Insurance Company

(Name of Depositor)

440 Mamaroneck Ave.

Harrison, NY 10528

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith

Transamerica Financial Life Insurance Company

4333 Edgewood Rd. NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] On September 28, 2011 pursuant to paragraph (b)(1)(v) of Rule 485.

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_] On              pursuant to paragraph (a)(1) of Rule 485.

[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[_] On              pursuant to paragraph (a)(2) of Rule 485.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on June 15, 2011. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 16 to Form N-4, File No. 333-65131) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 9th day of August, 2011.

TFLIC SEPARATE ACCOUNT B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

*
Peter G. Kunkel Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Eric J. Martin	Controller	, 2011

* Elizabeth Belanger	Director	, 2011

* Colette F. Vargas	Director and Chief Actuary	, 2011

* Steven E. Frushtick	Director	, 2011

* Karen R. Wright	Treasurer and Vice President	, 2011

* John T. Mallett	Vice President and Director	, 2011

* William Brown Jr.	Director	, 2011

* Peter P. Post	Director	, 2011

/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary, Division General Counsel	August 9, 2011

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.